Note 11 - Options	12 Months Ended
Nov. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,978,999 based on the number of issued and outstanding common shares as at November 30, 2016. As at November 30, 2016, 2,628,520 options are outstanding and there were 350,479 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years.

 In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 1,934,758 performance-based stock options have vested as of November 30, 2016. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016. As a result of the modification of the performance based stock option expiry date, the Company recorded additional compensation costs of $1,066,991 related to vested performance options during the year ended November 30, 2014. Effective April 19, 2016, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2018. As a result of the modification of the performance based stock option expiry date, the Company recorded additional compensation costs of $1,177,782 related to vested performance options during the year ended November 30, 2016. These options were outstanding as at November 30, 2016.

In the year ended November 30, 2016, 355,000 (2015 - 295,000; 2014 - 254,001) stock options were granted to management and other employees and 105,000 (2015 - 60,000; 2014 - 225,000) stock options were granted to members of the Board of Directors.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than six years. For options that have an expected life of less than six years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted was estimated using the following assumptions:

	November 30,	November 30,	November 30,
	2016	2015	2014

Volatility	65.2%	68.6%	55.0%
Risk-free interest rate	0.620%	0.580%	1.45%
Expected life (in years)	5.00	5.00	5.60
Dividend yield	-	-	-
The weighted average grant date
fair value of options granted	$ 1.20	$ 1.66	$ 2.10

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

			November 30, 2016			November 30, 2015			November 30, 2014
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$

Outstanding,
beginning of
period,	5,062,007	3.89	2.21	4,858,208	3.96	2.21	4,455,072	3.97	2.21
Granted	460,000	2.42	1.20	355,000	2.52	1.66	479,001	3.86	2.10
Exercised	(27,500)	2.57	1.68	(91,000)	2.34	1.86	(48,000)	2.45	1.07
Forfeiture	-	-	-	(60,168)	-	-	(27,832)	-	-
Expired	(102,047)	19.24	13.29	(33)	770.13	493.31	(33)	709.18	709.18
Balance at
end of period	5,392,460	3.48	1.88	5,062,007	3.89	2.21	4,858,208	3.96	2.21

Options
exercisable,
end of year	4,396,610	3.49	1.96	3,812,930	4.01	2.35	3,640,381	4.09	2.40

As of November 30, 2016, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

				Options outstanding			Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	due	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$ $		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	5,360,835	3.31	0.96	1.74	4,364,985	3.27	1.78
5.01 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	31,625	33.02	0.99	25.98	31,625	33.02	25.98
	5,392,460	3.48			4,396,610	3.49

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2016 is approximately $2,366,659 (2015 - $2,482,528; 2014 - $2,482,528). During the year ended November 30, 2016, a performance condition was met as the FDA approved an ANDA for a certain drug, resulting in the vesting of 276,394 performance-based stock options. As a result, a stock-based compensation expense of $620,632 relating to these stock options was recognized in 2016 in research and development expense (2015 - $Nil; 2014 - $Nil).

For the year ended November 30, 2016, 27,500 options were exercised for a cash consideration of $52,868. For the year ended November 30, 2015, 91,000 options were exercised for cash consideration of $167,962. For the year ended November 30, 2014, 48,000 options were exercised for cash consideration of $116,984.

The following table summarizes the components of stock-based compensation expense.

	November 30,	November 30,	November 30,
	2016	2015	2014
	$	$	$

Research and development	1,995,805	152,231	1,270,307
Selling, general and administrative	265,639	265,587	478,300
	2,261,444	417,818	1,748,607

The Company has estimated its stock option forfeitures to be approximately 4% at November 30, 2016 (2015 - 4%; 2014 - 3%).